Note 12 - Employee Stock Purchase Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Employee Stock Purchase Plan Disclosure [Text Block]
Note
12.
Employee Stock Purchase Plan

Under the Company’s
2010
Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a
15%
discount. A maximum number of
333
shares of common stock can be issued under the ESPP Plan of which all of the authorized shares have been issued as of
June 30, 2017.
During the
three
and
six
months ended
June 30, 2017,
a total of
0
and
30
shares were issued under the ESPP Plan with a fair value of
$0
and
$358,
respectively. The Company recognized
$0
and
$53
of stock-based compensation related to the
15%
discount for the
three
and
six
months ended
June 30, 2017,
respectively. The Company recognized
$1,152
and
$2,936
of stock-based compensation related to the
15%
discount for the
three
and
six
months ended
June 30, 2016,
respectively.

Note
12
-
Employee Benefit Programs

The Company has established a
401
(k) retirement plan (
“401
(k) plan”) which covers all eligible employees who have attained the age of twenty-one
and have completed
30
days of employment with the Company. The Company can elect to match up to a certain amount of employees’ contributions to the
401
(k) plan.
No
employer contributions were made during the years ended
December 31, 2016
and
2015.

Under the Company’s
2010
Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a
15%
discount. A maximum of
25,000
shares of common stock can be issued under the ESPP Plan of which all of the authorized shares have been issued as of
December 31, 2016.
During the years ended
December 31, 2016
and
2015,
a total of
398
and
38
shares were issued under the ESPP Plan with a fair value of
$28,952
and
$49,757,
respectively. The Company recognized
$4,523
and
$7,541
of stock-based compensation related to the
15%
discount for the years ended
December 31, 2016
and
2015,
respectively.